Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operations
Net income (loss) for the period	$ 20,720	$ (20,324)
Adjustments for:
Depreciation and depletion	151,903	39,129
Change in fair value of warrants	29,862	38,185
Unrealized loss on gold contracts	12,868
Tax expense	20,811	7,138
Finance expense	39,751	17,537
Unrealized (gain) loss on foreign exchange contracts	14,147	(1,640)
Share-based compensation	8,140	5,632
Expected credit losses	6,074	668
Finance fees paid	(37,415)	(17,500)
Unrealized foreign exchange (gain) loss	(4,818)	955
Income taxes paid	(32,788)	(4,868)
Other	2,451	11,229
Operating cash flow before non-cash changes in working capital	231,706	76,141
Changes in non-cash working capital:
Accounts receivable and other current assets	(15,194)	(4,200)
Inventory	20,545	(36,492)
Accounts payable and accrued liabilities	(20,544)	24,273
Cash provided by (used in) Operations	216,513	59,722
Investing
Proceeds from sale of assets	6,500	784
Acquisition of Leagold Mining	55,252
Investment in Solaris Resources	(12,480)
Capital expenditures	(172,902)	(97,577)
Other	(5,691)	(14,500)
Cash provided by (used in) Investing	(129,321)	(111,293)
Financing
Proceeds from option and warrant exercises	171,530	678
Draw down of loans and borrowings	518,958	189,661
Net proceeds from equity financings	39,938
Decrease in restricted cash	11,635	537
Repayment of loans and borrowings	(546,274)	(136,888)
Lease payments	(6,667)	(438)
Other	960	3,446
Cash provided by (used in) Financing	190,080	56,996
Effect of foreign exchange on cash and cash equivalents	(62)	1,469
Increase in cash and cash equivalents	277,210	6,894
Cash and cash equivalents, beginning of year	67,716	60,822
Cash and cash equivalents, end of year	$ 344,926	$ 67,716